LEASES (Schedule of Supplemental Balance Sheet Information Related Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease ROU assets	$ 1,228	$ 1,366
Operating lease liabilities, current	276	358
Operating lease liabilities, long-term	$ 969	$ 1,078
Weighted average remaining lease term (in years)	2 years 8 months 15 days	2 years 10 months 20 days
Weighted average discount rate	3.25%	3.25%